VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Security—1.0%
U.S. Treasury Note 4.250%, 5/15/35	$ 2,712	$ 2,720
Total U.S. Government Security (Identified Cost $2,680)		2,720

Foreign Government Securities—67.0%
Angola —1.6%
Republic of Angola
144A 8.000%, 11/26/29(2)	1,792	1,696
144A 8.750%, 4/14/32(2)	1,053	968
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	1,989	1,903
		4,567

Argentina—3.0%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,279	1,560
Republic of Argentina
1.000%, 7/9/29	1,225	970
0.750%, 7/9/30(5)	5,126	3,871
4.125%, 7/9/46(5)	3,160	1,934
		8,335

Benin—0.5%
Benin Government International Bond
144A 7.960%, 2/13/38(2)	270	265
144A 8.375%, 1/23/41(2)	882	884
RegS 4.950%, 1/22/35(4)	363EUR	381
		1,530

Bermuda—0.8%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	418
RegS 3.375%, 8/20/50(4)	2,571	1,752
		2,170

Bolivia—0.2%
Bolivia Government RegS 4.500%, 3/20/28(4)	625	493
Brazil—3.3%
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	3,600BRL	578
Federative Republic of Brazil
3.875%, 6/12/30	959	917
5.500%, 11/6/30	1,413	1,443
6.000%, 10/20/33	2,110	2,123
6.125%, 3/15/34	395	397
6.625%, 3/15/35	3,010	3,082
	Par Value(1)	Value

Brazil—continued
5.625%, 2/21/47	$ 59	$ 49
7.125%, 5/13/54	787	765
		9,354

Cameroon—1.1%
Republic of Cameroon
RegS 9.500%, 7/31/31(4)	900	857
RegS 5.950%, 7/7/32(4)	2,319EUR	2,197
		3,054

Chile—0.3%
Republic of Chile
2.550%, 1/27/32	261	231
4.950%, 1/5/36	531	527
		758

Colombia—3.0%
Republic of Colombia
3.125%, 4/15/31	363	310
3.250%, 4/22/32	1,056	879
8.500%, 4/25/35	619	673
8.000%, 11/14/35	250	263
7.750%, 11/7/36	994	1,018
6.125%, 1/18/41	332	289
8.750%, 11/14/53	4,843	5,124
		8,556

Dominican Republic—1.3%
Dominican Republic
144A 6.600%, 6/1/36(2)	782	806
144A 6.950%, 3/15/37(2)	839	877
RegS 6.950%, 3/15/37(4)	1,925	2,011
		3,694

Ecuador—2.6%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	1,684	1,708
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	5,070	4,568
RegS 5.000%, 7/31/40(4)(5)	1,451	946
		7,222

Egypt—2.6%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	153
144A 8.625%, 2/4/30(2)	1,155	1,187
144A 5.875%, 2/16/31(2)	309	277
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
144A 7.903%, 2/21/48(2)	$ 1,609	$ 1,264
144A 8.875%, 5/29/50(2)	1,127	960
144A 8.750%, 9/30/51(2)	3,264	2,767
RegS 8.700%, 3/1/49(4)	847	715
		7,323

El Salvador—1.7%
Republic of El Salvador
144A 8.250%, 4/10/32(2)	1,319	1,365
RegS 7.650%, 6/15/35(4)	2,151	2,112
RegS 7.625%, 2/1/41(4)	897	827
RegS 7.125%, 1/20/50(4)	459	384
		4,688

Ethiopia—0.6%
Federal Republic of Ethiopia
144A 6.625%, 12/11/25(2)(6)	458	422
RegS 6.625%, 12/11/25(4)(6)	1,496	1,376
		1,798

Gabon—1.0%
Republic of Gabon RegS 9.500%, 2/18/29(4)	3,147	2,922
Ghana—0.8%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	115	111
RegS 5.000%, 7/3/35(4)(5)	2,694	2,199
		2,310

Guatemala—0.8%
Republic of Guatemala
144A 5.250%, 8/10/29(2)	560	565
144A 6.875%, 8/15/55(2)	1,668	1,674
		2,239

Hungary—4.3%
Hungary Government Bond 4.750%, 11/24/32	210,000HUF	545
Hungary Government International Bond
144A 5.250%, 6/16/29(2)	1,773	1,807
144A 6.250%, 9/22/32(2)	486	514
	Par Value(1)	Value

Hungary—continued
144A 5.500%, 6/16/34(2)	$ 948	$ 950
144A 6.000%, 9/26/35(2)	2,267	2,323
144A 5.500%, 3/26/36(2)	3,519	3,459
RegS 2.125%, 9/22/31(4)	1,653	1,406
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	972
		11,976

Indonesia—1.7%
Indonesia Government Bond 6.500%, 2/15/31	9,000,000IDR	563
Republic of Indonesia
4.350%, 1/11/48	308	261
4.200%, 10/15/50	2,231	1,807
3.200%, 9/23/61	461	289
144A 5.250%, 1/8/47(2)	425	417
RegS 6.750%, 1/15/44(4)	898	1,024
RegS 5.125%, 1/15/45(4)	332	322
		4,683

Ivory Coast—1.5%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	491	493
144A 6.125%, 6/15/33(2)	1,365	1,265
144A 8.075%, 4/1/36(2)	832	825
144A 8.250%, 1/30/37(2)	282	280
RegS 5.875%, 10/17/31(4)	421EUR	480
RegS 6.625%, 3/22/48(4)	1,086EUR	1,025
		4,368

Jordan—0.7%
Kingdom of Jordan
144A 5.850%, 7/7/30(2)	296	292
144A 7.375%, 10/10/47(2)	1,202	1,115
RegS 7.375%, 10/10/47(4)	641	594
		2,001

Kenya—0.9%
Republic of Kenya 144A 9.500%, 3/5/36(2)	2,449	2,421

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Kyrgyzstan—0.6%
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	$ 1,720	$ 1,731
Lebanon—0.5%
Lebanon Government International Bond
RegS 5.800%, 4/14/20(4)(6)	1,561	305
RegS 8.250%, 4/12/21(4)(6)	3,735	730
RegS 6.400%, 5/26/23(4)(6)	1,325	259
		1,294

Mexico—3.2%
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,114	3,159
Mex Bonos Desarr 7.750%, 11/13/42	12,500MXN	569
United Mexican States
3.500%, 2/12/34	2,572	2,195
6.875%, 5/13/37	1,175	1,236
6.625%, 1/29/38	727	745
5.000%, 4/27/51	686	538
3.750%, 4/19/71	880	508
		8,950

Nigeria—1.4%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	514
144A 7.143%, 2/23/30(2)	417	413
144A 9.625%, 6/9/31(2)	1,145	1,232
144A 10.375%, 12/9/34(2)	429	470
RegS 8.747%, 1/21/31(4)	1,145	1,188
		3,817

Panama—1.2%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,244
Republic of Panama
6.853%, 3/28/54	422	406
3.870%, 7/23/60	1,046	634
4.500%, 1/19/63	265	181
		3,465

Peru—0.5%
Republic of Peru
8.750%, 11/21/33	209	260
5.875%, 8/8/54	262	255
3.600%, 1/15/72	1,464	891
		1,406

	Par Value(1)	Value

Philippines—2.0%
Republic of Philippines
1.950%, 1/6/32	$ 2,932	$ 2,522
5.000%, 7/17/33	872	891
3.700%, 2/2/42	1,753	1,433
2.950%, 5/5/45	373	260
5.900%, 2/4/50	491	512
		5,618

Poland—4.0%
Republic of Poland
5.125%, 9/18/34	4,872	4,918
5.375%, 2/12/35	4,205	4,306
5.500%, 4/4/53	1,364	1,276
5.500%, 3/18/54	914	857
		11,357

Romania—3.1%
Romania Government International Bond
144A 7.125%, 1/17/33(2)	966	1,027
144A 6.375%, 1/30/34(2)	1,657	1,659
144A 5.750%, 3/24/35(2)	1,612	1,530
144A 6.625%, 5/16/36(2)	3,123	3,121
RegS 6.250%, 9/10/34(4)	1,099EUR	1,320
		8,657

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	100	—
Saudi Arabia—3.2%
Gaci First Investment Co. RegS 4.750%, 2/14/30(4)	885	895
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,500
144A 5.000%, 1/16/34(2)	1,139	1,154
144A 3.750%, 1/21/55(2)	1,029	713
RegS 3.250%, 10/22/30(4)	978	926
RegS 5.625%, 1/13/35(4)	2,209	2,319
RegS 3.750%, 1/21/55(4)	902	625
		9,132

Senegal—1.0%
Republic of Senegal
RegS 4.750%, 3/13/28(4)	2,001EUR	2,057

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Senegal—continued
RegS 7.750%, 6/10/31(4)	$ 1,027	$ 847
		2,904

South Africa—1.7%
Republic of South Africa
8.500%, 1/31/37	11,500ZAR	581
5.650%, 9/27/47	1,802	1,371
5.750%, 9/30/49	1,736	1,317
7.300%, 4/20/52	1,033	945
144A 7.100%, 11/19/36(2)	693	698
		4,912

Sri Lanka—1.0%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	409	389
144A 3.100%, 1/15/30(2)(5)	562	518
144A 3.350%, 3/15/33(2)(5)	868	721
144A 3.600%, 6/15/35(2)(5)	586	419
144A 3.600%, 2/15/38(2)(5)	814	683
		2,730

Trinidad and Tobago—0.8%
Trinidad & Tobago Government International Bond
144A 6.400%, 6/26/34(2)	1,237	1,236
RegS 5.950%, 1/14/31(4)	385	388
RegS 6.400%, 6/26/34(4)	523	523
		2,147

Turkey—4.1%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,500
RegS 9.758%, 11/13/25(4)	276	279
Republic of Turkiye
9.375%, 3/14/29	1,879	2,090
7.125%, 2/12/32	1,641	1,685
7.250%, 5/29/32	2,508	2,589
6.500%, 9/20/33	945	925
6.500%, 1/3/35	822	798
6.625%, 2/17/45	301	265
5.750%, 5/11/47	1,895	1,468
		11,599

Ukraine—1.0%
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	41	26
	Par Value(1)	Value

Ukraine—continued
144A 0.000%, 2/1/30(2)(5)	$ 112	$ 57
144A 4.500%, 2/1/34(2)(5)	1,318	708
144A 0.000%, 2/1/36(2)(5)	295	152
144A 4.500%, 2/1/36(2)(5)	580	306
RegS 0.000%, 2/1/30(4)(5)	52	26
RegS 0.000%, 2/1/34(4)(5)	196	78
RegS 0.000%, 2/1/35(4)(5)	1,165	603
RegS 4.500%, 2/1/35(4)(5)	554	295
RegS 0.000%, 2/1/36(4)(5)	835	430
RegS 4.500%, 2/1/36(4)(5)	398	210
		2,891

United Arab Emirates—0.8%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	500	528
144A 3.000%, 9/15/51(2)	767	508
UAE International Government Bond 144A 4.050%, 7/7/32(2)	1,254	1,251
		2,287

Uruguay—1.7%
Republica Orient Uruguay
5.100%, 6/18/50	1,915	1,768
4.975%, 4/20/55	693	616
5.250%, 9/10/60	2,683	2,437
		4,821

Uzbekistan—0.2%
Uzbekistan International Bond
144A 7.850%, 10/12/28(2)	512	547
144A 3.700%, 11/25/30(2)	5	4
		551

Venezuela—0.4%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	1,011
RegS 6.000%, 12/9/20(4)(6)	1,038	173
		1,184

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Zambia—0.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	$ 453	$ 421
144A 0.500%, 12/31/53(2)	596	398
		819

Total Foreign Government Securities (Identified Cost $182,621)		188,734

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	200	190
Total Convertible Bonds and Notes (Identified Cost $191)		190

Corporate Bonds and Notes—19.1%
Angola —0.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	127	128
Argentina—0.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(6)	145	86
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	292
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	104	107
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	182
YPF S.A. 144A 9.500%, 1/17/31(2)	272	284
		951

Brazil—1.2%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	272
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	72	71
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	237	197
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	156	109
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	211	215
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	268	216
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	259
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	135	142
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	303	257
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	231	223
	Par Value(1)	Value

Brazil—continued
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	$ 285	$ 279
OHI Group S.A. 144A 13.000%, 7/22/29(2)	233	245
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(10)	274	272
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	172
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	141	148
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	247	270
		3,347

Chile—1.2%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	204
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(11)	208	216
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	238	240
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,294
144A 3.700%, 1/30/50(2)	555	377
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,154
		3,485

China—0.2%
Studio City Finance Ltd. (Macau), 144A 5.000%, 1/15/29(2)	610	578
Colombia—0.4%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	311
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	212	219
Geopark Ltd. 144A 8.750%, 1/31/30(2)	189	171
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	191	155
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	225	212
		1,068

Czech Republic—0.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	250EUR	298
Energo-Pro AS 144A 8.000%, 5/27/30(2)	200EUR	248
		546

El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	693	709

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	$ 300	$ 278
Ghana—0.1%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(4)	150	142
RegS 7.500%, 3/1/28(4)	21	18
		160

India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	272
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(2)	72	70
144A 3.100%, 2/2/31(2)	255	222
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	271	223
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	103	102
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	70	68
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(2)	70	72
144A 10.875%, 9/17/29(2)	69	71
144A 9.475%, 7/24/30(2)	64	63
		1,163

Indonesia—1.5%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,006	1,938
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	140	141
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	348
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	570
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	720
RegS 4.000%, 6/30/50(4)	716	525
		4,312

Israel—0.2%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	154	145
Energean plc
144A 6.500%, 4/30/27(2)	132	131
RegS 6.500%, 4/30/27(4)	130	129
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	70	69
		474

Kuwait—0.1%
NBK Tier 1 Ltd. 144A 6.375% (2)(11)	145	148
	Par Value(1)	Value

Malaysia—1.3%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	$ 1,526	$ 1,557
RegS 4.550%, 4/21/50(4)	1,219	1,040
RegS 4.800%, 4/21/60(4)	712	621
RegS 3.404%, 4/28/61(4)	593	391
		3,609

Mexico—5.2%
Banco Mercantil del Norte S.A. 144A 8.375% (2)(11)	418	433
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	312	304
Cemex SAB de C.V. 144A 7.200% (2)(11)	139	143
Comision Federal de Electricidad 144A 6.450%, 1/24/35(2)	923	926
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	232
Petroleos Mexicanos
5.350%, 2/12/28	1,958	1,919
6.840%, 1/23/30	2,388	2,374
5.950%, 1/28/31	837	784
6.700%, 2/16/32	1,829	1,754
7.690%, 1/23/50	916	781
6.350%, 2/12/48	290	217
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	5,073	4,823
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	67	71
		14,761

Morocco—1.2%
OCP S.A.
144A 3.750%, 6/23/31(2)	150	137
144A 6.700%, 3/1/36(2)	788	815
144A 6.875%, 4/25/44(2)	1,709	1,700
144A 7.500%, 5/2/54(2)	728	752
		3,404

Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	74
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	128	131
144A 8.250%, 11/29/31(2)	70	72
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	178	178
		455

Peru—0.5%
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	34	35
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	684	600

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Peru—continued
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(4)	$ 968	$ 659
		1,294

Saudi Arabia—0.4%
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,204
South Africa—1.1%
Eskom Holdings 144A 8.450%, 8/10/28(2)	2,533	2,689
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	164
Sasol Financing USA LLC
4.375%, 9/18/26	200	198
6.500%, 9/27/28	140	137
		3,188

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	200	207
Trinidad and Tobago—0.2%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	633	630
Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	177	175
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	34
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	140	146
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	199	208
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	199	190
		753

Ukraine—0.2%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	402
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	143
		545

United Arab Emirates—1.5%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	571
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	557
144A 4.700%, 9/30/49(2)	436	371
RegS 4.700%, 9/30/49(4)	500	425
DP World Salaam RegS 6.000% (4)(11)	2,145	2,144
	Par Value(1)	Value

United Arab Emirates—continued
MAF Global Securities Ltd. RegS 6.375% (4)(11)	$ 250	$ 250
		4,318

Venezuela—0.7%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(6)	8,872	1,375
RegS 6.000%, 5/16/24(4)(6)	3,950	593
		1,968

Vietnam—0.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	167	165
Total Corporate Bonds and Notes (Identified Cost $53,484)		53,848

	Shares
Affiliated Mutual Funds—5.6%
Fixed Income Funds—5.6%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	273,975	2,222
Virtus Stone Harbor Local Markets Fund Class I(12)(13)(14)	1,499,455	13,480
Total Affiliated Mutual Funds (Identified Cost $14,813)		15,702

	Par Value(1)
Credit Linked Notes—0.9%
Iraq—0.9%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(15)	161,927JPY	1,068
(Counterparty: BOA) 3.540%, 1/6/28(8)(15)	159,062JPY	1,049
(Counterparty: BOA) 3.751%, 1/1/28(8)(15)	73,753JPY	486
Total Credit Linked Notes (Identified Cost $3,879)		2,603

Total Long-Term Investments—93.7% (Identified Cost $257,668)		263,797

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Shares	Value
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.183%)(13)	1,169,653	$ 1,170
Total Short-Term Investment (Identified Cost $1,170)		1,170

TOTAL INVESTMENTS—94.1% (Identified Cost $258,838)		$264,967
Other assets and liabilities, net—5.9%		16,526
NET ASSETS—100.0%		$281,493

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $93,601 or 33.3% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2025.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	100% of the income received was in PIK.
(11)	No contractual maturity date.
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Non-income producing.
(15)	Variable rate security. Rate disclosed is as of August 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
CITI	Citigroup Global Markets
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	9%
United States	7
Brazil	5
Turkey	5
Hungary	5
Poland	4
Saudi Arabia	4
Other	61
Total	100%
† % of total investments as of August 31, 2025.
Forward foreign currency exchange contracts as of August 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,220	USD	1,432	JPM	10/10/25	$—	$(1)
JPY	86,471	USD	588	JPM	10/10/25	3	—
USD	248	EUR	212	CITI	10/10/25	—	(1)
USD	9,535	EUR	8,112	JPM	10/10/25	20	—
USD	3,205	JPY	465,305	JPM	10/10/25	24	—
Total						$47	$(2)
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Security	$2,720	$—	$2,720	$—
Foreign Government Securities	188,734	—	188,734	—(1)
Convertible Bonds and Notes	190	—	190	—
Corporate Bonds and Notes	53,848	—	53,848	—
Credit Linked Notes	2,603	—	—	2,603
Affiliated Mutual Funds	15,702	15,702	—	—
Money Market Mutual Fund	1,170	1,170	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	47	—	47	—
Total Assets	265,014	16,872	245,539	2,603
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(2)	—	(2)	—
Total Liabilities	(2)	—	(2)	—
Total Investments	$265,012	$16,872	$245,537	$2,603

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at August 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2025:	$ 3,176	$ 3,176	$ —(a)
Accrued discount/(premium)	18	18	—
Net realized gain (loss)	(243)	(243)	—
Net change in unrealized appreciation (depreciation)(b)	184	184	—
Sales(c)	(532)	(532)	—
Balance as of August 31, 2025	$ 2,603	$ 2,603	$ —(a)
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025, was $184.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.